Shareholder Report, Average Annual Return (Details)		4 Months Ended		5 Months Ended	12 Months Ended	15 Months Ended
		Feb. 28, 2026		Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
C000251000 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MFS Active Core Plus Bond ETF
Average Annual Return, Percent					6.81%	6.19%	[1]
C000251001 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MFS Active Growth ETF
Average Annual Return, Percent					10.25%	5.32%	[2]
C000251002 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MFS Active Intermediate Muni Bond ETF
Average Annual Return, Percent					5.76%	4.97%	[3]
C000251003 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MFS Active International ETF
Average Annual Return, Percent					27.31%	23.67%	[4]
C000251004 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MFS Active Value ETF
Average Annual Return, Percent					12.54%	11.73%	[5]
C000263368 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MFS Active Mid Cap ETF
Average Annual Return, Percent	[6]			5.00%
C000264376 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MFS Blended Research Core Equity ETF
Average Annual Return, Percent	[7]	4.48%
C000264377 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MFS Blended Research International Equity ETF
Average Annual Return, Percent	[8]	18.37%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[9]				6.26%	5.76%	[1]
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
Average Annual Return, Percent	[10]				17.02%	10.99%	[2]
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
Average Annual Return, Percent	[11]				4.96%	3.77%	[3]
MSCI All Country World ex US Index net div [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI All Country World (ex-US) Index (net div)
Average Annual Return, Percent		15.04%	[8],[12]		39.71% [13]	33.24%	[4],[13]
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell Midcap® Index
Average Annual Return, Percent	[6],[14]			7.30%
Standard And Poor s 500 Stock Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Standard & Poor's 500 Stock Index
Average Annual Return, Percent	[7],[15]	2.58%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000® Growth Index
Average Annual Return, Percent	[10]				14.78%	8.51%	[2]
Bloomberg Municipal 1 15 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal 1-15 Year Index
Average Annual Return, Percent	[11]				5.61%	4.83%	[3]
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000® Value Index
Average Annual Return, Percent	[16]				18.36%	13.72%	[5]

[1]	For the period from the commencement of the fund's investment operations, December 5, 2024 through February 28, 2026.
[2]	For the period from the commencement of the fund's investment operations, December 5, 2024 through February 28, 2026.
[3]	For the period from the commencement of the fund's investment operations, December 5, 2024 through February 28, 2026.
[4]	For the period from the commencement of the fund's investment operations, December 5, 2024 through February 28, 2026.
[5]	For the period from the commencement of the fund's investment operations, December 5, 2024 through February 28, 2026.
[6]	For the period from the commencement of the fund's investment operations, September 24, 2025 through February 28, 2026.
[7]	For the period from the commencement of the fund's investment operations, October 22, 2025 through February 28, 2026.
[8]	For the period from the commencement of the fund's investment operations, October 22, 2025 through February 28, 2026.
[9]	Source: FactSet Research Systems Inc.
[10]	Source: FactSet Research Systems Inc.
[11]	Source: FactSet Research Systems Inc.
[12]	Source: FactSet Research Systems Inc.
[13]	Source: FactSet Research Systems Inc.
[14]	Source: FactSet Research Systems Inc.
[15]	Source: FactSet Research Systems Inc.
[16]	Source: FactSet Research Systems Inc.